Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable	$ 97,627	$ 356,105
Sales taxes and other taxes recoverable	1,301,319	14,432
Other receivables	1,031
Total	$ 1,399,977	$ 370,537